Remuneration System for the Management Board and Employees of the Group - Summary of the Development of the LTI plans in the Financial Year (Detail)	12 Months Ended
Dec. 31, 2020 shares € / shares
2016 long-term incentive program [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	56,002
Granted	0
Adjustment due to Performance Criteria	35,035
Exercised	(91,037)
Forfeited	0
Expired	0
Ending balance	0
Weighted-average Price | € / shares	€ 0
2017 long-term incentive program [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	29,838
Granted	0
Adjustment due to Performance Criteria	0
Exercised	0
Forfeited	0
Expired	0
Ending balance	29,838
Weighted-average Price | € / shares	€ 0
2018 long-term incentive program [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	19,654
Granted	0
Adjustment due to Performance Criteria	0
Exercised	0
Forfeited	(283)
Expired	0
Ending balance	19,371
Weighted-average Price | € / shares	€ 0
2019 long-term incentive program [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning balance	22,626
Granted	0
Adjustment due to Performance Criteria	0
Exercised	0
Forfeited	(843)
Expired	0
Ending balance	21,783
Weighted-average Price | € / shares	€ 0